Organization, Consolidation and Principal Activities (Tables)	9 Months Ended
Sep. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets	The following table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,	As of September 30,
	2020	2021	2021

	RMB	RMB	US$
ASSETS:
Current assets:
Cash	93,007	53,156	8,250
Restricted cash	401	2,314	359
Short-term investments	34,634	36,591	5,679
Accounts receivable	381,248	468,159	72,657
Prepayments and other current assets	44,662	64,347	9,986
Amounts due from related parties	2,940	—	—

Total current assets	556,892	624,567	96,931

Non-current assets:
Property and equipment, net	23,310	15,829	2,457
Intangible assets, net	111,990	129,382	20,080
Long-term investments	1,065	6,105	947
Operating lease right-of-use assets, net	32,534	8,302	1,288
Goodwill	118,724	118,724	18,426
Deferred tax assets	2,370	13,794	2,141
Other non-current assets	105,501	142,144	22,060

Total non-current assets	395,494	434,280	67,399

Total assets	952,386	1,058,847	164,330

	As of December 31,	As of September 30,
	2020	2021	2021

	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Accounts payable	268,939	303,965	47,175
Accrued expenses and other current liabilities	102,053	147,549	22,899
Short-term debt	73,837	140,574	21,817
Short-term lease liabilities	17,707	5,339	829
Amounts due to related parties		18,887	2,931

Total current liabilities	462,536	616,314	95,651

Non-current liabilities:
Deferred tax liabilities	727	—	—
Long-term debt	5,135	420	65
Long-term lease liabilities	14,623	1,695	263
Other non-current liabilities	41,014	48,996	7,604

Total non-current liabilities	61,499	51,111	7,932

Total liabilities	524,035	667,425	103,583

Summary of Cash Flows of the VIE included in the Company's Consolidated Statements of Cash Flows
The table sets forth the results of operations and cash flows of the VIE included in the Company’s consolidated statements of comprehensive loss and cash flows for the nine months ended September 30, 2020 and 2021, respectively:

	Nine Months Ended September 30,
	2020	2021	2021
	RMB	RMB	US$
Revenue	1,709,739	2,943,811	456,872
Net loss	(27,388)	(73,706)	(11,439)
Net cash provided by (used in) operating activities	34,949	(28,121)	(4,365)
Net cash used in investing activities	(102,393)	(47,603)	(7,387)
Net cash provided by financing activities	65,936	37,698	5,850
Effect of exchange rate changes on cash	324	88	14
Net (decrease) increase in cash	(1,184)	(37,938)	(5,888)